LONG TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2016	2017
	RMB	RMB

Cost method investment	18,721	18,721